SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:
________________________________

Cash Account Trust
Government & Agency Securities
Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed
 Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund

DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Money Market Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Target 2013 Fund
DWS Target 2014 Fund

DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS Variable NAV Money Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap Growth VIP
DWS International VIP

DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS Diversified International Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Income Builder VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Unconstrained Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces similar disclosure in “APPENDIX II-E- FIRMS WITH WHICH DEUTSCHE ASSET MANAGEMENT HAS REVENUE SHARING ARRANGEMENTS” of each Fund’s/Portfolio’s Statement of Additional Information:

Channel: Broker-Dealers and Financial Advisors

AIG Advisors Group
Ameriprise
Cambridge Investment Research, Inc.
Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network)
Deutsche Bank Group
Ensemble Financial Services
First Allied Securities
Goldman Sachs
HD Vest Investment Securities, Inc.
The Huntington Investment Company
ING Advisors Network
John Hancock Distributors LLC

Ladenburg Thalmann Group (Securities America, Investacorp, Triad Advisors)
LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Oppenheimer & Co., Inc.
PlanMember Services
Prime Capital Inc.
Raymond James & Associates
Raymond James Financial Services
RBC Wealth Management
UBS Financial Services
Wells Fargo Advisors, LLC

Channel: Cash Product Platform

Allegheny Investments LTD
Apex Clearing Corp.
Bank of America
Bank of New York Mellon
Barclays Capital Inc.
BMO Capital Markets
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
Citibank, N.A.
Citibank Global Markets
Computershare Trust Company
COR Clearing LLC
D.A. Davidson & Company
Deutsche Bank Group
Fiduciary Trust Co. – International
First Southwest Company
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
Pershing Choice Platform
ProFunds Distributors, Inc.
Ridge Clearing & Outsourcing Solutions
SAMCO Capital Markets
Smith Moore & Company
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Curve LLC
Union Bank, NA
US Bancorp
William Blair & Company

Channel: Third Party Insurance Platforms

Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group

Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Commonwealth Annuity and Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

Please Retain This Supplement for Future Reference

December 7, 2012
SAISTKR-78

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